DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2019 INR (₨)	Jun. 30, 2019 BRL (R$)	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 KRW (₩)	Jun. 30, 2019 AUD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (312)	$ (462)
Current	4,765	5,874
Non-current	46,791	57,937
Total debt obligations	52,319	63,964
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	37,728	50,682
British Pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	5,421	5,172					£ 4,270								£ 4,053
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,407	2,688			$ 4,462								$ 3,666
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,561	1,617						₩ 1,805,000								₩ 1,805,000
Australian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,409	1,401							$ 2,007								$ 1,988
Indian Rupee
Disclosure of detailed information about borrowings [line items]
Total debt obligations	2,036	1,469	₨ 140,397								₨ 102,016
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	775	684		R$ 2,972								R$ 2,651
Chinese Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations	19	70								¥ 129								¥ 484
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	275	643				€ 242								€ 561
Held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	763	153
Fixed rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	27,413	25,545
Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	17,212	25,131
Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Total debt obligations	143	495
Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	325	1,586
Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,073	586
Brookfield Property REIT Inc. term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	4,397	4,726
Brookfield Property REIT Inc. senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,000	0
Brookfield Property REIT Inc. corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	630	387
Brookfield Property REIT Inc. junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	206	206
Forest City Realty Trust Inc. term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	0	1,247
Funds subscription credit facilities
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 232	$ 4,517
Weighted-average rate | Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	3.75%	5.62%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	5.62%	5.62%	5.62%	5.62%	5.62%	5.62%	5.62%	5.62%
Weighted-average rate | Secured Debt | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.55%	4.41%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%
Weighted-average rate | Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.12%	4.97%	5.12%	5.12%	5.12%	5.12%	5.12%	5.12%	5.12%	5.12%	4.97%	4.97%	4.97%	4.97%	4.97%	4.97%	4.97%	4.97%
Weighted-average rate | Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.00%	4.08%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.08%	4.08%	4.08%	4.08%	4.08%	4.08%	4.08%	4.08%
Weighted-average rate | Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.24%	4.23%	4.24%	4.24%	4.24%	4.24%	4.24%	4.24%	4.24%	4.24%	4.23%	4.23%	4.23%	4.23%	4.23%	4.23%	4.23%	4.23%
Weighted-average rate | Brookfield Property REIT Inc. term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.77%	4.88%	4.77%	4.77%	4.77%	4.77%	4.77%	4.77%	4.77%	4.77%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Weighted-average rate | Brookfield Property REIT Inc. senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.75%	0.00%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted-average rate | Brookfield Property REIT Inc. corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.65%	4.76%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%
Weighted-average rate | Brookfield Property REIT Inc. junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.03%	3.97%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%
Weighted-average rate | Forest City Realty Trust Inc. term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	0.00%	6.38%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%
Weighted-average rate | Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	3.11%	3.85%	3.11%	3.11%	3.11%	3.11%	3.11%	3.11%	3.11%	3.11%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%